Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Investment Companies (97.1%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (49.3%)
iShares Core S&P 500 ETF	73,250	30,112
iShares Core S&P Mid-Cap ETF	10,750	2,689
iShares Core S&P Small-Cap ETF	28,300	2,737
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	11,569,570	18,199
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	5,694,193	18,745
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	16,559,076	18,596
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,875,469	14,051
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	8,936,481	14,834
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,804,874	5,554
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,408,985	6,197

Total		131,714

Fixed Income (30.9%)
iShares Core U.S. Aggregate Bond ETF	78,000	7,772
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	20,375,749	13,244
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	14,896,732	13,958
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	40,080,666	44,209

Investment Companies (97.1%)	Shares/ Par +	Value $ (000’s)
Fixed Income continued
Northwestern Mutual Series Fund, Inc., Short-
Term Bond Portfolio £	3,151,127	3,170

Total		82,353

Foreign Equity (16.9%)
iShares Core MSCI EAFE ETF	125,300	8,376
iShares Core MSCI Emerging Markets ETF	23,600	1,151
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	3,309,808	3,115
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	10,966,664	16,253
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	8,973,642	16,126

Total		45,021

Total Investment Companies (Cost: $272,746)		259,088

Short-Term Investments (1.5%)
Investment Companies (1.5%)
JPMorgan Ultra-Short Income ETF	40,300	2,028
PIMCO Enhanced Short Maturity Active ETF	20,100	1,995

Total		4,023

Total Short-Term Investments (Cost: $4,097)		4,023

Total Investments (98.6%) (Cost: $276,843)@		263,111

Other Assets, Less Liabilities (1.4%)		3,707

Net Assets (100.0%)		266,818

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $276,843 and the net unrealized depreciation of investments based on that cost was $13,732 which is comprised of $5,531 aggregate gross unrealized appreciation and $19,263 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$259,088	$—	$ —
Short-Term Investments	4,023	—	—

Total Assets:	$263,111	$—	$ —

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the three months ended March 31, 2023 are as follows:

Portfolio	Value at 12/31/2022	Purchases	Sales	Value at 3/31/2023	Change in Unrealized Appreciation / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 3/31/2023
	(amount in thousands)
Focused Appreciation	$18,098	$-	$2,970	$18,745	$2,706	$911	$-	$-	1.7%
Large Cap Blend	18,947	-	1,100	18,596	577	172	-	-	9.8%
Domestic Equity	19,880	-	1,000	18,199	(970)	289	-	-	1.8%
Mid Cap Growth Stock	13,540	-	340	14,051	882	(31)	-	-	1.3%
Mid Cap Value	14,985	-	340	14,834	186	3	-	-	2.3%
Small Cap Growth Stock	5,312	-	-	5,554	242	-	-	-	0.9%
Small Cap Value	6,174	-	-	6,197	23	-	-	-	1.2%
International Growth	15,020	-	470	16,126	1,440	136	-	-	1.7%
International Equity	15,799	-	470	16,253	925	(1)	-	-	0.9%
Emerging Markets Equity	2,959	-	-	3,115	156	-	-	-	0.3%
Short-Term Bond	3,120	-	-	3,170	50	-	-	-	0.8%
Select Bond	44,162	-	1,400	44,209	1,608	(161)	-	-	1.6%
High Yield Bond	12,776	-	-	13,244	468	-	-	-	1.9%
Multi-Sector Bond	13,571	-	-	13,958	387	-	-	-	1.2%

	$204,343	$-	$8,090	$206,251	$8,680	$1,318	$-	$-

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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